Share-based payments	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments

12.Share-based payments

The Corporation has adopted an Omnibus Equity Incentive Plan in accordance with the policies of the TSX, which permits the grant or issuance of options, Restricted Share Units ("RSUs"), Performance Share Units ("PSUs") and Deferred Share Units ("DSUs"), as well as other share-based payment arrangements. The maximum number of shares that may be issued upon the exercise or settlement of awards granted under the plan may not exceed 15% of the Corporation’s issued and outstanding shares from time to time. The Board of Directors determines the price per common share and the number of common shares which may be allotted to directors, officers, employees, and consultants, and all other terms and conditions of the option, subject to the rules of the TSX.

(a) Stock Options

	Number of	Weighted average
	stock options	exercise price ($)
Balance, December 31, 2019	1,760,000	$4.68
Issued	1,304,300	2.73
Expired	(203,000)	4.79
Balance, December 31, 2020	2,861,300	$3.78
Issued	2,666,666	4.04
Expired	(227,833)	3.86
Exercised	(998,333)	2.84
Balance, December 31, 2021	4,301,800	$4.16

At the grant date, the fair value stock options issued was estimated using the Black-Scholes option pricing model based on the following weighted average assumptions:

	Year Ended	Year Ended
	December 31,	December 31,
	2021	2020
Fair value of stock options at grant date	$2.33	$1.52
Share price	$4.04	$2.68
Exercise price	$4.04	$2.73
Risk-free interest rate	0.73%	0.41%
Expected volatility	93%	95%
Expected life in years	3.71	3.01
Expected dividend yield	Nil	Nil

The following table reflects the actual stock options issued and outstanding as of December 31, 2021:

		Weighted average		Number of
		remaining	Number of	options
	Exercise	contractual	options	vested
Expiry date	price ($)	life (years)	outstanding	(exercisable)
June 22, 2022	2.58	0.47	83,334	83,334
February 8, 2023	4.56	1.11	416,666	416,666
February 18, 2023	4.80	1.13	560,000	482,500
February 22, 2023	4.46	1.15	130,000	105,000
October 15, 2024	3.23	2.79	60,000	40,000
December 2, 2024	4.08	2.92	60,000	40,000
December 5, 2024	3.69	2.93	60,000	60,000
February 23, 2025	3.54	3.15	81,800	81,800
August 16, 2025	5.00	3.63	200,000	200,000
August 19, 2025	2.12	3.64	100,000	33,333
August 30, 2025	5.00	3.67	480,000	480,000
October 7, 2025	2.90	3.77	35,000	11,667
December 2, 2025	2.59	3.92	130,000	33,333
January 2, 2026	4.30	4.01	150,000	150,000
January 24, 2026	5.34	4.07	60,000	40,000
March 29, 2026	4.51	4.24	400,000	—
April 1, 2026	5.77	4.25	140,000	93,333
April 4, 2026	5.42	4.26	60,000	40,000
May 12, 2026	3.00	4.36	75,000	25,000
June 5, 2026	3.26	4.43	60,000	—
August 16, 2026	3.26	4.63	60,000	—
August 24, 2026	3.81	4.65	140,000	12,500
September 13, 2026	4.88	4.70	55,000	—
December 8, 2026	2.65	4.94	380,000	—
December 8, 2026	3.59	4.94	325,000	—
	4.16	3.30	4,301,800	2,428,466

(b)	Performance Share Units and Other Share-Awards

The Corporation has also issued performance share units ("PSUs") to certain consultants of the Corporation. Grants of PSUs require the completion of certain performance criteria specific to each grant. During the year ended December 31, 2021, 1,900,000 PSUs have been granted. Of these, 700,000 have been exercised for a cumulative value of $3,322,000. As of December 31, 2021 there are 1,200,000 PSUs outstanding (December 31, 2020 - nil). These PSUs have an expiry date of June 30, 2022.